Supplemental Oil and Gas Information (unaudited) - Future Net Cash Flows (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Standardized measure of discounted future net cash flows
Discount rate applied to cash flow amounts in computation of standardized measure of discounted future net cash flows (as a percent)	10.00%
Standardized measure of discounted future net cash flows
Future cash inflows				$ 1,079,962	$ 1,850,205	$ 1,743,612
Future development costs				(277,837)	(440,366)	(223,227)
Future production costs				(450,058)	(457,236)	(601,614)
Future income tax expenses				(6,643)	(10,834)	(3,540)
Future net cash flows				345,424	941,769	915,231
10% discount to reflect timing of cash flows				(210,355)	(575,886)	(543,924)
Standardized measure of discounted future net cash flows	$ 365,883	$ 371,307	$ 257,083	$ 135,069	$ 365,883	$ 371,307
Changes in the standardized measure of discounted future net cash flows
Beginning of the period	365,883	371,307	257,083
Sales of oil, natural gas and NGLs, net of production costs	58,534	102,488	47,424
Purchase of minerals in place	14,416	5,650	4,410
Divestiture of minerals in place		(242,344)	(73,174)
Extensions and discoveries, net of future development costs	57,894	312,532	99,107
Change in estimated development costs	16,100	10,386	7,520
Net change in prices and production costs	(494,734)	(3,027)	21,601
Changes in Estimated Future Development Costs	247,642	2,935	(40,783)
Revisions of Previous Quantity Estimates	(51,342)	924	135,759
Accretion of discount	37,517	13,561	19,000
Net change in income taxes	1,601	(2,762)	(35)
Net change in timing of production and other	(1,374)	(791)	(11,757)
End of the period	$ 135,069	$ 365,883	$ 371,307